PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET (Tables)
Property, plant and equipment, net
	December 31, 2021	December 31, 2020
(in thousands)
Leasehold improvements	$430	$421
Equipment	5,218	5,625
Sales demonstration equipment	754	963
	6,402	7,009
Less accumulated depreciation	5,456	5,793
Property and equipment, net	$946	$1,216